Note 18 - Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 18 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	$ 1,000	$ 6,000
Increase (Decrease) in Derivative Assets	1,000	6,000
Mortgage Pipeline [Member]
Note 18 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	(7,000)	(24,000)
Derivative, Gain (Loss) on Derivative, Net	15,000	(26,000)
Increase (Decrease) in Derivative Assets	$ 8,000	$ (2,000)